Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent events
17.	Subsequent events

The Group has evaluated subsequent events through April 28, 2026, the date of issuance of the consolidated financial statements, except for the events mentioned below, the Group did not identify any subsequent events with material financial impact on the Group’s consolidated financial statements.

Share-based Compensation

On January 12, 2026, the Group granted an aggregate of 21,550,000 Class B ordinary shares to service providers offering software development services to the Group. The grants comprised 7,650,000 Class B Ordinary Shares under the Company’s 2024 Equity Incentive Plan and 13,900,000 Class B Ordinary Shares under the Company’s 2025 Equity Incentive Plan.

New Lease Agreement

On February 11, 2026, the Group entered into a new lease agreement with a third party for an office located in Jiangsu, PRC. The lease term commenced on February 24, 2026 and will expire on August 24, 2026.

On January 1, 2026, the Group entered into a new lease agreement with a third party for an office located in Tianjin, PRC. The lease term commenced on January 1, 2026 and will expire on June 30, 2026.